Prepayments and other current assets	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and other current assets

9. Prepayments and other current assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2014	2015
	US$	US$
Rental and other deposits	2,211	19,498
Prepaid advertising fees	6,898	12,199
Input VAT	2,090	11,796
Employee advances	3,785	10,954
Prepayment for service fees	940	7,205
Prepaid rental	4,863	5,199
Interest receivable	2,574	33
Note and other receivables	—	7,113
Others	770	2,881
Total	24,131	76,878

 The prepaid advertising fees represent prepayments to third parties for advertising services, mainly through television, internet and outdoor media. The advertising expenses are recognized in sales and marketing expenses subsequently, when the services are received.